September 19, 2007

Max A. Webb
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         RE:      USAUTOS SERIES 2004-1 TRUST.
                  FORM 10-K FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006 FILED MARCH 30, 2007
                  FILE NO. 001-32344

Dear Mr.Webb:

         This letter sets forth the response of Freedom Depository, LLC ("FREEDOM DEPOSITORY") to the comment contained in a letter from you dated August 22, 2007 and received by Freedom Depository on September 14, 2007 (the "COMMENT LETTER"), regarding the above referenced 10-K filing (the "10-K").

         Freedom Depository is filing today 10-K/A (Amendment No. 1) to address your comment to the exhibit set forth in the Comment Letter.

         Set forth below is Freedom Depository's response to the Comment Letter. All capitalized words used herein and not defined have the respective meanings ascribed to them in the 10-K.

EXHIBIT

         1. PLEASE REVISE YOUR SECTION 302 SARBANES OXLEY CERTIFICATION TO INCLUDE THE EXACT LANGUAGE SET FORTH IN THE FEBRUARY 21, 2003 REVISED STATEMENT:
COMPLIANCE BY ASSET-BACKED ISSUERS WITH EXCHANGE ACT RULES 13a-14 AND 15d-14, AVAILABLE ON OUR WEBSITE http://www.sec.gov/divisions/corpfin/8124cert.htm.

         RESPONSE

         The 10-K/A has been revised in response to this comment to reflect the language set forth in the February 21, 2003 Revised Statement: Compliance by Asset-Backed Issuers with Exchange Act Rules 13a-14 and 15d-14. See exhibit 31.1to the 10-K/A.

Max A. Webb
September 19, 2007
Page 2



         If you any questions or comments, please call me at (202) 778-9401 at your earliest convenience.

                                                     Very truly yours,


                                                     /s/ Phillip J. Kardis II

                                                     Phillip J. Kardis II













cc:      Sean A. Dobson